Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Jana L. Cresswell, Esq.
215.564.8048
jcresswell@stradley.com
1933 Act Rule 497(j)
1933 Act File No. 333-225795

October 16, 2018

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Staar Disciplined Strategies Fund, a series of Staar Investment Trust (the "Trust")
File No: 333-225795
Rule 497(j) filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus/Proxy Statement and Statement of Additional Information that would have been filed under paragraph (b) of Rule 497 would not have differed from those contained in in Pre-Effective Amendment No. 1 (the "Amendment") to the Trust's Registration Statement on Form N-14.  The Amendment was filed with the U.S. Securities and Exchange Commission electronically on October 10, 2018 (Accession No. 0001680359-18-000475).

Please direct any questions or comments relating to this certification to me at the above referenced number or, in my absence, to Amy G. Smith at 215.564.8104.

Very truly yours,

/s/ Jana L. Cresswell
Jana L. Cresswell, Esq.